Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $)	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Preferred Stock	Deferred Compensation USD ($)
Balance at Dec. 31, 2009	$ 1,675,470	$ 32,629	$ 2,568,652	$ (924,500)		$ (1,311)
Balance, shares at Dec. 31, 2009		32,628,969
Deferred compensation realized	1,311					1,311
Stock issued for services to third parties	67,397	300	74,700			(7,603)
Shares issued for services to third party, (Shares)		300,000
Stock issued for services to employees	13,053	282	12,771
Shares issued for services to employees, (Shares)		281,787
Stock-based compensation expense for stock options	49,293		49,293
Stock-based compensation expense for restricted stock awards	25,243		25,243
Net income (loss)	(1,167,070)			(1,167,070)
Balance at Dec. 31, 2010	664,697	33,211	2,730,659	(2,091,570)		(7,603)
Balance, shares at Dec. 31, 2010		33,210,756
Deferred compensation realized	7,603					7,603
Stock issued for services to third parties	20,800	10	20,790
Shares issued for services to third party, (Shares)		10,000
Stock issued for services to employees		249	(249)
Shares issued for services to employees, (Shares)		248,848
Stock and warrants issued for cash ($2/Sh, less stock offering costs)	7,915,700	4,250	7,911,450
Stock and warrants issued for cash ($2/Sh, less stock offering costs), (Shares)		4,250,000
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs)	88,125	38	88,087
Stock issued in exchange for warrants ($2.50/sh, less stock offering costs), (Shares)		37,500
Warrant liability	(2,975,000)		(2,975,000)
Stock issued in exchange for convertible note payable	71,959	823	71,136
Stock issued in exchange for convertible note payable, (Shares)		823,157
Stock-based compensation expense for stock options	321,281		321,281
Stock-based compensation expense for restricted stock awards	88,710		88,710
Net income (loss)	(1,593,173)			(1,593,173)
Balance at Dec. 31, 2011	4,610,701	38,580	8,256,864	(3,684,743)
Balance, shares at Dec. 31, 2011		38,580,261
Exercise of stock options for common stock	25,000	75	24,925
Exercise of stock options for ommon stock, shares		75,000
Stock-based compensation expense for stock options	600,613		600,613
Stock-based compensation expense for restricted stock awards	235,495		235,495
Net income (loss)	(3,727,553)			(3,727,553)
Balance at Sep. 30, 2012	$ 1,744,256	$ 38,655	$ 9,117,897	$ (7,412,296)
Balance, shares at Sep. 30, 2012		38,655,261